Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 179,666
Ending Balance		176,095		¥ 179,666
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				0		¥ 5,533
Gains or losses (realized/ unrealized), included in earnings	[1]					3,059
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					0
Gains or losses (realized/ unrealized), total						3,059
Purchases	[3]					0
Sales						0
Settlements	[4]					(2,474)
Transfers in and/or out of Level 3 (net)	[5]					0
Ending Balance						0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					0
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		22,116		37,855		36,038
Gains or losses (realized/ unrealized), included in earnings	[1]	(11,191)		(22,398)		(8,482)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(11,191)		(22,398)		(8,482)
Purchases	[3]	5,385		8,309		10,669
Sales		0		0		0
Settlements	[4]	(1,302)		(1,650)		(370)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		15,008		22,116		37,855
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(11,191)		(22,398)		(8,482)
Contingent consideration | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				0		5,533
Gains or losses (realized/ unrealized), included in earnings	[1]					3,059
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					0
Gains or losses (realized/ unrealized), total						3,059
Purchases	[3]					0
Sales						0
Settlements	[4]					(2,474)
Transfers in and/or out of Level 3 (net)	[5]					0
Ending Balance						0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					0
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		605,520	[6]	795,001	[6]	1,254,483
Gains or losses (realized/ unrealized), included in earnings	[1]	(19,265)	[6]	3,651	[6]	40,751
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	[6]	0	[6]	0
Gains or losses (realized/ unrealized), total		(19,265)	[6]	3,651	[6]	40,751
Purchases	[3]	0	[6]	0	[6]	0
Sales		0	[6]	0	[6]	0
Settlements	[4]	(180,775)	[6]	(185,830)	[6]	(418,731)
Transfers in and/or out of Level 3 (net)	[5]	0	[6]	0	[6]	0
Ending Balance	[6]	444,010		605,520		795,001
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(19,265)	[6]	3,651	[6]	40,751
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[7]	22,116		37,855		36,038
Gains or losses (realized/ unrealized), included in earnings	[1],[7]	(11,191)		(22,398)		(8,482)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[7]	0		0		0
Gains or losses (realized/ unrealized), total	[7]	(11,191)		(22,398)		(8,482)
Purchases	[3],[7]	5,385		8,309		10,669
Sales	[7]	0		0		0
Settlements	[4],[7]	(1,302)		(1,650)		(370)
Transfers in and/or out of Level 3 (net)	[5],[7]	0		0		0
Ending Balance	[7]	15,008		22,116		37,855
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[7]	(11,191)		(22,398)		(8,482)
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		605,520		795,001		1,254,483
Gains or losses (realized/ unrealized), included in earnings	[1]	(19,265)		3,651		40,751
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(19,265)		3,651		40,751
Purchases	[3]	0		0		0
Sales		0		0		0
Settlements	[4]	(180,775)		(185,830)		(418,731)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		444,010		605,520		795,001
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(19,265)		3,651		40,751
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		124,516		99,522		97,051
Gains or losses (realized/ unrealized), included in earnings	[1]	3,690		287		922
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(5,717)		10,106		(10,458)
Gains or losses (realized/ unrealized), total		(2,027)		10,393		(9,536)
Purchases	[3]	79,925		37,212		47,886
Sales		(37,942)		(6,545)		(15,632)
Settlements	[4]	(43,555)		(16,066)		(19,378)
Transfers in and/or out of Level 3 (net)	[5]	0		0		(869)
Ending Balance		120,917		124,516		99,522
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(35)		98		(679)
Available-for-sale securities | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				0		861
Gains or losses (realized/ unrealized), included in earnings	[1]					0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					8
Gains or losses (realized/ unrealized), total						8
Purchases	[3]					0
Sales						0
Settlements	[4]					0
Transfers in and/or out of Level 3 (net)	[5]					(869)
Ending Balance						0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					0
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,618		5		0
Gains or losses (realized/ unrealized), included in earnings	[1]	0		0		1
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	2		(3)		0
Gains or losses (realized/ unrealized), total		2		(3)		1
Purchases	[3]	2,050		1,800		5
Sales		0		0		(1)
Settlements	[4]	(633)		(184)		0
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		3,037		1,618		5
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0		0
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,087		3,461		7,280
Gains or losses (realized/ unrealized), included in earnings	[1]	16		1		5
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(3)		(29)		16
Gains or losses (realized/ unrealized), total		13		(28)		21
Purchases	[3]	0		0		0
Sales		0		(1,200)		(1,885)
Settlements	[4]	(239)		(1,146)		(1,955)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		861		1,087		3,461
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0		2
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		57,858		38,493		22,658
Gains or losses (realized/ unrealized), included in earnings	[1]	1,664		202		424
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(3,248)		2,674		(3,831)
Gains or losses (realized/ unrealized), total		(1,584)		2,876		(3,407)
Purchases	[3]	1,858		21,871		26,431
Sales		(3,347)		(466)		(2,401)
Settlements	[4]	(18,775)		(4,916)		(4,788)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		36,010		57,858		38,493
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(97)		23		(763)
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		63,953		57,563		66,252
Gains or losses (realized/ unrealized), included in earnings	[1]	2,010		84		492
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(2,468)		7,464		(6,651)
Gains or losses (realized/ unrealized), total		(458)		7,548		(6,159)
Purchases	[3]	76,017		13,541		21,450
Sales		(34,595)		(4,879)		(11,345)
Settlements	[4]	(23,908)		(9,820)		(12,635)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		81,009		63,953		57,563
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	62		75		82
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		27,801		17,751		8,723
Gains or losses (realized/ unrealized), included in earnings	[1]	4,169		639		1,146
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1,976)		475		(2,194)
Gains or losses (realized/ unrealized), total		2,193		1,114		(1,048)
Purchases	[3]	26,991		14,521		10,933
Sales		(19,106)		(5,585)		(857)
Settlements	[4]	0		0		0
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		37,879		27,801		17,751
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,274		581		849
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		27,801		17,751		8,723
Gains or losses (realized/ unrealized), included in earnings	[1]	4,169		639		1,146
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1,976)		475		(2,194)
Gains or losses (realized/ unrealized), total		2,193		1,114		(1,048)
Purchases	[3]	26,991		14,521		10,933
Sales		(19,106)		(5,585)		(857)
Settlements	[4]	0		0		0
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		37,879		27,801		17,751
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,274		581		849
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5,233		8,208		11,870
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,356)		(4,141)		(4,596)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(3,356)		(4,141)		(4,596)
Purchases	[3]	2,024		2,480		5,857
Sales		0		0		0
Settlements	[4]	(1,610)		(1,314)		(4,923)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		2,291		5,233		8,208
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,356)		(4,141)		(4,596)
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5,233		8,208		11,870
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,356)		(4,141)		(4,596)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(3,356)		(4,141)		(4,596)
Purchases	[3]	2,024		2,480		5,857
Sales		0		0		0
Settlements	[4]	(1,610)		(1,314)		(4,923)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		2,291		5,233		8,208
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	¥ (3,356)		¥ (4,141)		¥ (4,596)

[1]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" and gains and losses from accounts payable are included in "Other (income) and expense, net" respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities" and "Net change of foreign currency translation adjustments." Additionally, unrealized gains and losses from other securities are included mainly in "Net change of foreign currency translation adjustments."
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. Due to the elapse of the computation period of the contingent consideration during fiscal 2016, the unsettled payment is included in a decrease of Accounts payable.
[5]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.
[6]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[7]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."